March 9, 2000

              DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

                           SUPPLEMENT TO PROSPECTUS
                             DATED AUGUST 1, 1999
                          AS REVISED AUGUST 10, 1999

THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACED ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS:

     Shares acquired by purchase or exchange after May 9, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumed that the shares redeemed or exchanged are the ones held the longest.

      No  redemption fee will be charged on the redemption or exchange of shares
(1) through the Fund's Check Redemption Privilege Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.


                                                                       751s0300









                                                                  March 9, 2000

              DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 1, 1999

   THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACED ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:

     Shares acquired by purchase or exchange after May 9, 2000, and redeemed or exchanged less than 30 days after they are acquired, will be subject to a redemption fee of 1% of the value of the shares redeemed or exchanged. The redemption fee will be retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first in, first out" method, which assumed that the shares redeemed or exchanged are the ones held the longest.

     No redemption  fee will be charged on the  redemption or exchange of shares
(1) through the Fund' s Check Redemption Privilege Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts that are reflected on the records of the Transfer Agent as omnibus accounts approved by Dreyfus Service Corporation, (3) through accounts established by securities dealers, banks or other financial institutions approved by Dreyfus Service Corporation that utilize the National Securities Clearing Corporation's networking system, or (4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.


                                                                    751s0300sai